Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 655	$ 623
PP&E	37,599	25,411
ROU Assets	2,133	1,139
Goodwill	2,984	2,272
Total Assets	54,251	32,770
Oil Sands
Disclosure Of Reportable Segments [Line Items]
E&E Assets	634	617
PP&E	23,632	19,748
ROU Assets	749	196
Goodwill	2,984	2,272
Total Assets	30,782	24,641
Conventional
Disclosure Of Reportable Segments [Line Items]
E&E Assets	6	6
PP&E	1,948	1,758
ROU Assets	4	3
Goodwill	0	0
Total Assets	2,706	1,978
Offshore
Disclosure Of Reportable Segments [Line Items]
E&E Assets	15	0
PP&E	2,795	0
ROU Assets	164	0
Goodwill	0	0
Total Assets	3,626	0
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,365	176
ROU Assets	366	392
Goodwill	0	0
Total Assets	3,006	578
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	6,053	3,476
ROU Assets	280	114
Goodwill	0	0
Total Assets	9,946	4,363
Retail
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	422	0
ROU Assets	107	0
Goodwill	0	0
Total Assets	708	0
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	384	253
ROU Assets	463	434
Goodwill	0	0
Total Assets	$ 3,477	$ 1,210